CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit (loss) for the year	$ 129,482	$ (41,100)	$ (43,487)
Adjustments for:
Share of losses of joint ventures	31	945	1,420
Loss on disposal of ships	1,115	788	298
Loss on disposal of business	26	0	0
Gain on disposal of plant and equipment	(14)	0	(4)
Gain on disposal of right-of-use assets	(104)	0	0
Depreciation and amortisation	61,953	51,549	48,763
(Reversal of) impairment loss recognised on ships	(3,557)	16,282	16,995
(Reversal of) impairment loss recognised on right-of-use assets	(1,046)	0	2,250
Impairment loss recognised on goodwill and intangibles	965	0	3,179
Impairment loss recognised on financial assets	681	1,823	0
Impairment loss recognised on net disposal group	2,551	576	0
Impairment loss recognised on plant and equipment	1	138	0
Provision (reversal of provision) for onerous contracts	939	(325)	(408)
Recognition of share-based payments expenses	3,330	1,847	3,156
Net foreign exchange (gain) loss	(744)	(5,157)	709
Interest expense	12,947	16,938	11,916
Interest income	(236)	(565)	(1,979)
Income tax (benefit) expense	(2,831)	723	685
Components of defined benefit costs recognised in profit or loss	177	152	183
Operating cash flows before movements in working capital and ships	205,666	44,614	43,676
Inventories	(5,089)	4,019	(1,644)
Trade receivables, other receivables and prepayments	(5,361)	5,594	(1,506)
Contract assets	(2,786)	2,943	(2,063)
Trade and other payables	6,729	(4,085)	5,796
Contract liabilities	3,347	1,014	28
Due to related parties	233	0	638
Due from related parties	0	(398)	0
Operating cash flows before movements in ships	202,739	53,701	44,925
Capital expenditure on ships	(33,455)	(9,021)	(106,107)
Proceeds from disposal of ships	47,819	40,366	15,634
Net cash generated from (used in) from operations	217,103	85,046	(45,548)
Interest paid	(11,623)	(14,950)	(11,307)
Interest received	236	725	1,825
Income tax paid	(864)	(437)	(557)
Net cash flows generated from (used in) operating activities	204,852	70,384	(55,587)
Investing activities
Repayment to related parties	0	(2,060)	0
Repayment from related parties	0	0	7,648
Repayment of loans and amount due from joint venture	788	5,127	20,268
Purchase of plant and equipment	(49)	(67)	(94)
Purchase of intangible assets	(6)	(352)	(161)
Proceeds from disposal of plant and equipment	21	0	5
Proceeds from disposal of businesses	68	0	0
Dividends and distributions received from a joint venture	184	3,106	7,500
Cash transferred in from disposal group	60	0
Payment for acquisition of subsidiary, net of cash acquired (Note 39.1)	0	(28,313)	0
Net cash generated from (used in) investing activities	1,066	(22,559)	35,166
Financing activities (Note A)
Long-term interest bearing debt raised	48,031	60,718	95,824
Payment of capital portion of long-term interest-bearing debt	(82,110)	(74,908)	(45,540)
Principal repayments on lease liabilities	(36,040)	(27,948)	(29,905)
Acquisition of non-controlling interest (Note 39.1)	(46,634)	0	0
Acquisition of treasury shares	(11,876)	0	(1,993)
Dividends paid	(13,546)	0	0
Restricted cash	3,099	155	987
Net cash flows (used in) generated from financing activities	(139,076)	(41,983)	19,373
Net increase (decrease) in cash and cash equivalents	66,842	5,842	(1,048)
Cash and cash equivalents at the beginning of the year (Note 6)	37,942	32,527	33,498
Effect of exchange rate changes on the balance of cash held in foreign currencies	(541)	(427)	77
Cash and cash equivalents at the end of the year	$ 104,243	$ 37,942	$ 32,527